Stock based compensation - Additional Information (Detail) - USD ($)	1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Dec. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ommon stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Stock options granted			0	50,000	0
Common stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Remaining Contractual Life (Years)			8 years 3 months 19 days		8 years 10 months 25 days
Intrinsic value of vested and expected to vest			$ 450		$ 450
Unamortized stock-based compensation expense			$ 19		$ 26
Amortized weighted average period			1 year 4 months 24 days		2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued restricted stock	900,000	200,000
ommon stock, par value	$ 0.001	$ 0.001		$ 0.001
Restricted stock fair value	$ 0.010	$ 0.001		$ 0.001
Issuance of restricted common stock			$ 0
Two Thousand Fifteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock provided under stock incentive plan							1,500,000
Maximum shares of common stock provided under stock incentive plan			350,000		350,000
Two Thousand And Fifteen Stock Incentive Plan [Member] | Common stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grant period					10 years
Stock options vesting period					3 years
Stock options granted			0